GCAT 2022-INV3 Trust ABS-15G

Exhibit 99.2

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
GCAT2022INV300777			Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/05/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of XX.XX% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.10 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
GCAT2022INV300778			Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of XX.XX%. Due to the improper calculation of rental income, the actual DTI is XX.XX%. The rental income is to be calculated by using the supplemental income and loss from Schedule E of the current tax return. The lender used the rents received divided by 12 for property #2 on the final loan application.	See attached AUS and 1008 reflecting a higher DTI than your calculation and the file is eligible	02/04/2020-Updated 1008 and AUS provided. Condition cleared.	Reserves are higher than guideline minimum AUS requires 10.36 months reserves, loan qualified with 13.20 months reserves Years Self Employed Borrower has XX years Self Employed No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes